Selling and Administrative Expenses	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Selling and Administrative Expenses
7.	SELLING AND ADMINISTRATIVE EXPENSES

	12.31.2018	12.31.2017	12.31.2016
Managers, directors and trustees’ fees	102,204,259	130,234,357	111,667,562
Fees and compensation for services	142,807,004	89,012,999	77,199,109
Salaries, wages and social security charges	576,815,218	620,849,259	662,320,186
Transport and travelling expenses	28,064,980	29,649,530	25,470,650
Data processing	33,971,446	20,486,648	19,629,163
Advertising expenses	44,272,385	48,359,984	42,849,615
Taxes, contributions and commissions	549,644,411	606,880,524	492,260,100
Depreciation and amortization	63,087,201	42,713,063	51,658,715
Preservation and maintenance costs	8,781,240	11,072,951	8,321,575
Communications	18,748,577	14,074,808	14,345,467
Leases	45,137,895	26,710,961	27,142,250
Employee benefits	29,678,024	31,577,630	22,589,798
Water, natural gas and energy services	2,926,120	1,616,827	953,419
Freight	207,557,402	237,140,824	237,431,168
Insurance	27,114,431	11,523,103	7,763,508
Allowance for doubtful accounts	5,412,245	(1,035,908)	14,521,545
Security	4,155,262	3,946,484	2,176,997
Others	43,702,399	44,259,164	38,468,776

Total	1,934,080,499	1,969,073,208	1,856,769,603